CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 8,995	$ 29,005
Bank deposits	9,403	8,271
Financial assets at fair value through profit or loss	16,471	15,909
Trade receivables	963	958
Prepaid expenses and other receivables	2,315	1,876
Inventory	1,826	769
Total current assets	39,973	56,788
NON-CURRENT ASSETS:
Bank deposits	147	140
Fixed assets	250	163
Right-of-use assets	4,005
Intangible assets	5,320	5,320
Total non-current assets	9,722	5,623
TOTAL ASSETS	49,695	62,411
CURRENT LIABILITIES:
Accounts payable	4,743	3,324
Lease liabilities	845
Accrued expenses and other current liabilities	8,465	7,057
Total current liabilities	14,053	10,381
NON-CURRENT LIABILITIES:
Derivative financial instruments	13	344
Lease liabilities	3,225
Royalty obligation	500	500
Total non-current liabilities	3,738	844
TOTAL LIABILITIES	17,791	11,225
EQUITY:
Ordinary shares	767	767
Additional paid-in capital	219,505	219,505
Accumulated deficit	(188,368)	(169,086)
TOTAL EQUITY	31,904	51,186
TOTAL LIABILITIES AND EQUITY	$ 49,695	$ 62,411